January 24, 2014

John Reynolds

Assistant Director

Division of Corporate Finance

United States Securities and Exchange Commission

Washington, D.C. 20549-7010

RE:

San Antonio Ventures Inc.

Registration Statement on Form 20-FR12G

File No. 000-55111

Dear Mr. Reynolds:

In response to the Staff's comment letter dated December 20, 2013, the Company has amended its Form 20-F Registration Statement. Changes in the document have been highlighted in yellow.

General

1.

Please note that your Form 20-F goes effective by lapse of time 60 days after the date filed pursuant to Section 12(g)(1) of the Securities Exchange Act of 1934. At that time, you will be subject to the reporting requirements under Section 13(a) of the Securities Exchange Act of 1934. In addition, we will continue to review your filing until all of our comments have been addressed.

The comment is noted, and the Company is prepared to fulfill its reporting obligations upon effectiveness.

2.

Since you appear to qualify as an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act, please disclose that you are an emerging growth company. In addition, describe how and when a company may lose emerging growth company status and provide a brief description of the exemption from Section 404(b) of the Sarbanes-Oxley Act of 2002.

The required disclosure has been added to the Cover Page

Item 3. Key Information, page 5

Selected Financial Data, page 6

3.

We note your disclosure that the Company adopted IFRS effective April 1, 2011. Please provide us with the date you used to determine which accounting policies to apply. Please refer to the guidance in IFRS 1, particularly paragraphs 7 and 8. Please revise your disclosure through-out the document, as applicable.

The Company adopted IFRS with a transition date of June 9, 2010. Disclosure has been added to the document on pages 6, 19 and 23.

Statement of Capitalization and Indebtedness, page 8

4.

Please revise the capitalization table to present the dollar amounts of each of the components of your capitalization and indebtedness as of November 8, 2013 to reflect the capitalization on an actual basis. See Instructions to Item 3.B of Form 20-F.

Dollar amounts of each outstanding component have been added to the Table 4 on page 8.

Item 4. Information of the Company, page 13

Description of Business, page 13

5.

Please revise to present information regarding your plan of operations. See Instruction 2 to Item 4.B of Form 20-F.

The Company is actively seeking a joint-venture partner to fund the next phase of exploration on the Fame property. A discussion of the plan of operations has been added to the document on page 19.

Fame Property page 14

6.

Please disclose the information regarding your land and mineral rights for your property pursuant to paragraph (b)(2) of Industry Guide 7, including:

•

An outline of the process by which mineral rights are acquired at the location including details concerning the basis of entitlement and duration of your mineral rights, surface rights, mining claims or concessions.

•

An indication of the type of rights or claims such as placer or lode, exploration or exploitation, State or Federal, patented or unpatented, lease or concession.

•

The conditions that must be met to retain your rights, claims or leases, including the quantification and timing of all necessary payments.

Additional disclosure regarding the Company’s mineral claims has been added to pages 15-16.

7.

Please reconcile the number of drill holes disclosed under the Property Geology section of your filing to the number of drill holes disclosed under the Exploration History section of your filing.

The disclosure under property geology on page 17 has been revised to reconcile with the information included in the Exploration History.

8.

Please provide an overview of the exploration and mining permit requirements for companies operating in British Columbia. Include in you overview the permits required to explore or mine, any fees or bonding requirements necessary to explore or mine, the Government agencies responsible for any applicable permits, and a discussion pertaining to the time frame to obtain any permits or approvals to explore or mine.

A discussion of the permitting requirements in British Columbia has been added to pages 15-16.

9.

Please disclose if a member of your management team has visited your property.

The exploration conducted since the Company acquired the property, including the fiscal 2012 exploration program, has been managed on site by the Company’s President and CEO, Christopher Dyakowski. Disclosure has been added to the document on page 19.

10.

In an appropriate section of your filing, provide a brief description of the QA/QC protocols including sample preparation, controls, custody, assay precision and accuracy as it relates to your exploration plans.

Additional details of the Company’s QA/QC program performed during the most recent exploration program has been added to the text on page 19. The specific QA/QC protocols for the next phase of exploration are currently unknown as it will be dependent upon the type and scope of exploration performed.

Item 5. Operating and Financial Review and Prospects, page 19

Significant Accounting Polices, page 22

11.

Please revise your disclosure to include a discussion of your critical accounting estimates. The disclosure should provide greater insight into the quality and variability of information regarding financial condition and operating performance. Your revised disclosure should supplement, not duplicate, the description of accounting policies that are already disclosed in Significant Accounting Polices in Note 2 to the financial statements. Your disclosure should discuss the judgments and uncertainties that affect the application of your critical accounting policies and the likelihood that materially different amounts could be reported under different conditions or using different assumptions.

A discussion of the Company’s critical accounting estimates has been added to the document on page 23.

Tabular Disclosure of Contractual Obligations, page 30

12.

We note your disclosure of the total amount due for management agreements of $10,000. It appears that this amount should also be included in less than 1 year column. Please clarify or revise.

Table #6 on page 31 has been revised to include the $10,000 due in the less than 1 year column.

Item 6. Directors, Senior Management and Employees, page 30

Board Practices, page 33

13.

You state here that Thomas Dyakowski is considered to be independent. However, on page 35 you indicate that Thomas Dyakowski is not considered to be independent because he is Christopher Dyakowski’s son. Please reconcile or advise.

The disclosure on page 35 has been revised to indicate Thomas Dyakowski is not considered to be “independent”.

Item 10. Additional Information, page 41

United States Federal Income Tax Consequences, page 52

Passive Foreign Investment Company, page 55

14.

You end this section with the statement “[t]he taxation of a US shareholder who owns stock in a PFIC is extremely complex and is therefore beyond the scope of this discussion.” Many foreign private issuers provide at least a summary of that taxation and also a discussion of the two methods to mitigate the consequences to a U.S. shareholder if an issuer is treated as a PFIC, the “qualified electing fund (“QEF”)” election and the “mark-to-market” election. Since you have a risk factor indicating you could be deemed to be a PFIC, you should consider expanding your discussion here, including providing an indication whether you would provide the information necessary for U.S. shareholders to make a QEF election.

Additional disclosure regarding PFIC’s and QEF elections have been added on pages 56-57.

Item 11. Disclosures about Market Risk, page 56

15.

Please revise to address any commodity price risk applicable to the company or advise us why the disclosure is not necessary.

As an exploration stage company without reserves, the Company is not currently subject to a significant or material amount of commodity price risk. Therefore, we believe the disclosure is not necessary.

Item 19. Exhibits, page 58

Financial Statements

16.

We note that you have provided audited financial statements for the years ended March 31, 2013, March 31, 2012 and for the six months ended September 30, 2013. Please provide us with a detailed discussion to support your basis for not presenting audited financial statements for the year ended March 31, 2011. Please refer to the guidance in Item 8.A.2 of Form 20-F. Please also include a revised audit opinion, as applicable.

The audited financial statements have been revised to include the fiscal year ended March 31, 2011.

Note 2. Significant Accounting Polices

Exploration and Evaluation Assets, page 68

17.

We note from your disclosure that you credit all revenues received against the cost of the related interests as it relates to your exploration and evaluation assets. Please tell us the basis for reducing capitalized costs by the revenue received and quantify any revenue received for the applicable periods.

To avoid confusion, the Note has been revised by the removal of the following line: “The Company has not received any revenue to date” as the revenue refers to the mining exploration tax credit that the Company expects to recover to offset the cost of the exploration and evaluation assets and the reference to the mining exploration tax credit has been disclosed separately.

Note 5. Share Capital, page 77

18.

Please disclose how the expected volatility was determined in accordance with IFRS 2.47 (ii).

Note 2, Significant Accounting Policies, Share based payments, has been revised by the addition of the following:

“The expected volatility is based on the weighted average historical volatility of similar mineral exploration companies as the Company does not have sufficient historical volatility. Change in the subjective input assumptions can materially affect the fair value estimate.”

Condensed Interim Financial Statements for the Six Months ended September 30, 2013

19.

Please revise to conform to any changes made to the consolidated financial statements for the fiscal years ended March 31, 2013 and 2012.

The Condensed Interim Financial Statements have been revised to conform to the changes made to the consolidated annual financial statements as per comments #17 and #18 above.

20.

A number of exhibits, including Exhibits 1.1, 1.3, and 15.4 are filed in improper electronic format. Please note that while you may file electronic documents as an image as an unofficial copy, you must still file your exhibits with an acceptable electronic format. Please file these exhibits in the proper format with your next amendment. Refer to Rule 102(a) of Regulation S-T and Section 2.1 of Volume II of the EDGAR Filer Manual.

Exhibits 1.1, 1.3 and 15.4 have been revised and refilled with this amendment No. 1.

On behalf of the Company, I acknowledge that:

•

The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•

Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•

The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/  “Christopher Dyakowski”

Christopher Dyakowski

President and Chief Executive Officer